Stockholders' equity and reserves - Reserve for repurchase of shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' equity and reserves
Balance as of January 1	100,396	86,928	20,000
(+) Total shares purchased	212,860	133,488	86,928
(-) Total shares sold	(160,488)	(120,020)	(20,000)
Balance as of December 31	152,768	100,396	86,928